Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 2,919	€ 2,806
Goodwill acquired during the year		235	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		(7)	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	(233)	0
Exchange rate changes/other		(65)	113
Goodwill, balance, period end		2,849	2,919
Gross amount of goodwill		11,848	11,834
Accumulated impairment losses		(9,000)	(8,915)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		235	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	(233)	0
Exchange rate changes/other		(2)	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		4,175	4,079
Accumulated impairment losses		(4,175)	(4,079)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		615	629
Accumulated impairment losses		(615)	(629)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		2,919	2,806
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		(7)	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		(63)	113
Goodwill, balance, period end		2,849	2,919
Gross amount of goodwill		3,336	3,408
Accumulated impairment losses		(487)	(489)
Private Bank (excl. WM) [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		3,723	3,717
Accumulated impairment losses		€ (3,723)	€ (3,717)

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.